Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements kr in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (46,179)
NIBOR | 6.00%
Derivative [Line Items]
Derivative, Notional Amount	$ 146,500	kr 1,200,000
Derivative, Basis Spread on Variable Rate	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability) $	$ (24,681)
Weighted- Average Remaining Term (Years)	1 year 3 months 18 days
NIBOR | 4.60%
Derivative [Line Items]
Derivative, Notional Amount	$ 102,000	kr 850,000
Derivative, Basis Spread on Variable Rate	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability) $	$ (21,498)
Weighted- Average Remaining Term (Years)	3 years 2 months 12 days